Expense Example, No Redemption - Allspring U.S. Equity Funds - Classes A,C,R6, Administrator & Institutional - Index Fund - Class C	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 121
Expense Example, No Redemption, 3 Years	416
Expense Example, No Redemption, 5 Years	733
Expense Example, No Redemption, 10 Years	$ 1,631